Exhibit 99.1

Nissan Auto Receivables 2025-B Owner Trust

Servicer’s Certificate

Collection Period	31-Jan-26	30/360 Days	30	Collection Period Start	1/1/2026
Distribution Date	17-Feb-26	Actual/360 Days	33	Collection Period End	1/31/2026
				Prior Month Settlement Date	1/15/2026
				Current Month Settlement Date	2/17/2026

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,381,270,659.94	1,296,352,804.09	1,253,521,225.99	0.98
Yield Supplement Overcollaterization		101,188,734.57	92,139,002.86	87,744,582.32
Total Adjusted Pool Balance		1,280,081,925.37	1,204,213,801.23	1,165,776,643.67
Total Adjusted Securities		1,280,081,925.37	1,204,213,801.23	1,165,776,643.67	0.91
Class A-1 Notes	3.97400%	279,000,000.00	203,131,875.86	164,694,718.30	0.59
Class A-2a Notes	4.00000%	280,000,000.00	280,000,000.00	280,000,000.00	1.00
Class A-2b Notes	4.08735%	120,000,000.00	120,000,000.00	120,000,000.00	1.00
Class A-3 Notes	3.99000%	462,000,000.00	462,000,000.00	462,000,000.00	1.00
Class A-4 Notes	4.02000%	87,900,000.00	87,900,000.00	87,900,000.00	1.00
Class B Notes	4.28000%	21,100,000.00	21,100,000.00	21,100,000.00	1.00
Certificates	0.00000%	30,081,925.37	30,081,925.37	30,081,925.37	1.00

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	38,437,157.56	739,975.57	137.7675898	2.6522422
Class A-2a Notes	0.00	933,333.33	—	3.3333333
Class A-2b Notes	0.00	449,608.50	—	3.7467375
Class A-3 Notes	0.00	1,536,150.00	—	3.3250000
Class A-4 Notes	0.00	294,465.00	—	3.3500000
Class B Notes	0.00	75,256.67	—	3.5666668
Certificates	0.00	0.00	—	—

Total Securities	38,437,157.56	4,028,789.07

I. COLLECTIONS

Interest:
Interest Collections				5,039,373.44
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				5,039,373.44
Principal:
Principal Collections				42,400,775.23
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				42,400,775.23
Recoveries of Defaulted Receivables				84,090.58

Total Collections				47,524,239.25

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			51,278	1,204,213,801.23
Total Principal Payment				38,437,157.56

			50,548	1,165,776,643.67

Nissan Auto Receivables 2025-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	47,524,239.25
Reserve Account Draw	0.00
Total Available for Distribution	47,524,239.25
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	1,080,294.00
Servicing Fee Paid	1,080,294.00
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	739,975.57
Class A-1 Notes Monthly Interest Paid	739,975.57
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	933,333.33
Class A-2a Notes Monthly Interest Paid	933,333.33
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	449,608.50
Class A-2b Notes Monthly Interest Paid	449,608.50
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,536,150.00
Class A-3 Notes Monthly Interest Paid	1,536,150.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	294,465.00
Class A-4 Notes Monthly Interest Paid	294,465.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Class B Notes Monthly Interest
Class B Notes Interest Carryover Shortfall	0.00
Class B Notes Interest on Interest Carryover Shortfall	0.00
Class B Notes Monthly Interest Distributable Amount	75,256.67
Class B Notes Monthly Interest Paid	75,256.67
Change in Class B Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2025-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Paid		4,028,789.07
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		3,977,998.62
4. Total Monthly Principal Paid on the Notes		38,437,157.56
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		38,437,157.56
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		3,977,998.62
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		3,977,998.62

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,200,204.81
Required Reserve Account Amount		3,200,204.81
Beginning Reserve Account Balance		3,200,204.81
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,200,204.81
Required Reserve Account Amount for Next Period		3,200,204.81

VI. POOL STATISTICS

Weighted Average Coupon		4.60%
Weighted Average Remaining Maturity[1]		49.22

	Amount	Number
Principal on Defaulted Receivables	430,802.87	19
Principal Recoveries of Defaulted Receivables	84,090.58

Monthly Net Losses	346,712.29
Pool Balance at Beginning of Collection Period	1,296,352,804.09
Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	0.17%
Net Loss Ratio for Preceding Collection Period	0.06%
Net Loss Ratio for Current Collection Period	0.32%
Four-Month Average Net Loss Ratio	0.14%
Cumulative Net Losses for all Periods	611,191.56

Nissan Auto Receivables 2025-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,177,189.98	83	0
61-90 Days Delinquent	125,814.17	9	0
91-120 Days Delinquent	17,159.80	2	0
More than 120 Days	0.00	0	0

Total 31+ Days Delinquent Receivables:	2,320,163.95	94	0
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Preceding Collection Period	0.01%	0.02%
Delinquency Ratio for Current Collection Period	0.01%	0.02%
Four-Month Average Delinquency Ratio	0.01%	0.01%
60 Day Delinquent Receivables	142,973.97
Delinquency Percentage	0.01%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	2,416,526.80
Number of Extensions	84

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO

[1]

The Weighted Average Remaining Maturity (WARM) reported under Section VI. POOL STATISTICS for the Collection Period ended December 31, 2025 contained an error. The corrected December WARM value for NAROT 2025-B is 50.17. The January WARM is calculated correctly above.